Note 21 - Segment Reporting - Segment Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Total assets	$ 728,178	¥ 4,737,742	¥ 4,238,568
Agency [Member]
Total assets	104,607	680,602	2,245,122
Claims Adjusting Segment [Member]
Total assets	41,747	271,616	256,004
Other Segments [Member]
Total assets	581,824	3,785,524	1,724,402
Total Assets Held for Sale [Member]
Total assets			¥ 13,040